Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Currently payable-federal	$ 2,538	$ 2,344	$ 2,386
Currently payable-state	18	0	0
Deferred taxes	(578)	(965)	(728)
Total provision	$ 1,978	$ 1,379	$ 1,658